Goodwill and Other Intangible Assets - Schedule of Other Intangible Assets Additions by Component (Detail) - 2017 Acquisitions $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Schedule Of Other Intangible Assets [Line Items]
Total additions	$ 55
Customer Relationships
Schedule Of Other Intangible Assets [Line Items]
Total additions	$ 51
Weighted Average Amortization Period	11 years 1 month 6 days
Trade Names
Schedule Of Other Intangible Assets [Line Items]
Total additions	$ 4
Weighted Average Amortization Period	4 years 6 months